Note 36 - Operating Segments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Total revenue	$ 75,826	$ 68,399	[1]	$ 69,762	[1]
Fidelity Printers [member]
Statement Line Items [Line Items]
Total revenue	75,826	68,399		$ 69,762
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 627	$ 1,871

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.